RELATED PARTY TRANSACTIONS (Details Narrative) - USD ($) $ in Thousands	1 Months Ended	3 Months Ended
	Jul. 31, 2020	Jun. 30, 2020
Related party transactions [abstract]
Interest costs incurred		$ 60
Repayments Of Advance To Board Member Of Company	$ 1,000